Non-Cash Financing and Investing Activities	12 Months Ended
Dec. 31, 2011
Non-cash Financing and Investing Activities

(3) Noncash Financing and Investing Activities

For the period ended December 31, 2011, the Company had non-cash investing activities of $4,000 and $1,900 related to deposits paid in prior periods for the purchase of an aircraft in January 2011 that had a total purchase price of $11,539 and settlement of a notes receivable by a transfer of land, respectively. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.

LAMAR MEDIA CORP
Non-cash Financing and Investing Activities

(2) Non-cash Financing and Investing Activities

For the period ended December 31, 2011, the Company had a non-cash investing activity of $4,000 related to the purchase of an aircraft in January 2011 that had a total purchase price of $11,539. The non-cash portion of the purchase is related to deposits paid in prior periods. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.